Interest-bearing loans and borrowings - Summary of non convertible debentures (Secured) (Detail) - INR (₨) ₨ / shares in Units, ₨ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Secured Non Convertible Debentures
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Net of transaction cost	₨ 100,584	₨ 45,211
Transaction Cost	(530)	(218)
Gross carrying amount | Secured Non Convertible Debentures
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Net of transaction cost	₨ 101,114	₨ 45,429
Tranche One | Gross carrying amount
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Listing status	Non listed
Tranche One | Gross carrying amount | Secured Non Convertible Debentures
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Face value per NCD	₨ 1,000,000
Numbers of NCDs outstanding	1,026	1,133
Net of transaction cost	₨ 1,026	₨ 1,133
Nominal interest rate %	9.41%
Earliest redemption date	Jun. 30, 2020
Last date of repayment	Sep. 30, 1930
Terms of repayment	Quarterly
Tranche Two | Gross carrying amount
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Listing status	Non listed
Tranche Two | Gross carrying amount | Secured Non Convertible Debentures
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Face value per NCD	₨ 1,000,000
Numbers of NCDs outstanding	4,966	5,222
Net of transaction cost	₨ 4,966	₨ 5,222
Nominal interest rate %	9.60%
Earliest redemption date	Jun. 30, 2020
Last date of repayment	Mar. 31, 2023
Terms of repayment	Quarterly
Tranche Three | Gross carrying amount
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Listing status	Non listed
Tranche Three | Gross carrying amount | Secured Non Convertible Debentures
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Face value per NCD	₨ 1,000,000
Numbers of NCDs outstanding	1,778	1,850
Net of transaction cost	₨ 1,778	₨ 1,850
Earliest redemption date	Jun. 30, 2020
Last date of repayment	Mar. 31, 2023
Terms of repayment	Quarterly
Tranche Three | Gross carrying amount | Secured Non Convertible Debentures | Bottom of range
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Nominal interest rate %	9.60%
Tranche Three | Gross carrying amount | Secured Non Convertible Debentures | Top of range
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Nominal interest rate %	9.95%
Tranche Four | Gross carrying amount
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Listing status	Non listed
Tranche Four | Gross carrying amount | Secured Non Convertible Debentures
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Face value per NCD	₨ 1,000,000
Numbers of NCDs outstanding	3,071	3,236
Net of transaction cost	₨ 3,071	₨ 3,236
Earliest redemption date	Jun. 30, 2020
Last date of repayment	Mar. 31, 2023
Terms of repayment	Quarterly
Tranche Four | Gross carrying amount | Secured Non Convertible Debentures | Bottom of range
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Nominal interest rate %	9.60%
Tranche Four | Gross carrying amount | Secured Non Convertible Debentures | Top of range
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Nominal interest rate %	9.95%
Tranche Five | Gross carrying amount
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Listing status	Non listed
Tranche Five | Gross carrying amount | Secured Non Convertible Debentures
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Face value per NCD	₨ 1,000,000
Numbers of NCDs outstanding	2,844	2,955
Net of transaction cost	₨ 2,844	₨ 2,955
Nominal interest rate %	9.95%
Earliest redemption date	Jun. 30, 2020
Last date of repayment	Mar. 31, 2023
Terms of repayment	Quarterly
Tranche Six | Gross carrying amount
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Listing status	Listed
Tranche Six | Gross carrying amount | Secured Non Convertible Debentures
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Face value per NCD	₨ 1,000,000
Numbers of NCDs outstanding	3,370	3,660
Net of transaction cost	₨ 3,370	₨ 3,660
Nominal interest rate %	9.75%
Earliest redemption date	Sep. 30, 2020
Last date of repayment	Mar. 31, 1933
Terms of repayment	Half yearly
Tranche Seven | Gross carrying amount
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Listing status	Listed
Tranche Seven | Gross carrying amount | Secured Non Convertible Debentures
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Face value per NCD	₨ 1,000,000
Numbers of NCDs outstanding	474	500
Net of transaction cost	₨ 474	₨ 500
Nominal interest rate %	8.55%
Earliest redemption date	Sep. 30, 2020
Last date of repayment	Sep. 30, 1934
Terms of repayment	Half yearly
Tranche Eight | Gross carrying amount
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Listing status	Listed
Tranche Eight | Gross carrying amount | Secured Non Convertible Debentures
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Face value per NCD	₨ 1,000,000
Numbers of NCDs outstanding	2,161	2,278
Net of transaction cost	₨ 2,161	₨ 2,278
Nominal interest rate %	8.65%
Earliest redemption date	Sep. 30, 2020
Last date of repayment	Sep. 30, 1934
Terms of repayment	Half yearly
Tranche Nine | Gross carrying amount
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Listing status	Listed
Tranche Nine | Gross carrying amount | Secured Non Convertible Debentures
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Face value per NCD	₨ 1,000,000
Numbers of NCDs outstanding	3,867	4,075
Net of transaction cost	₨ 3,867	₨ 4,075
Nominal interest rate %	8.75%
Earliest redemption date	Sep. 30, 2020
Last date of repayment	Sep. 30, 1934
Terms of repayment	Half yearly
Tranche Ten | Gross carrying amount
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Listing status	Non listed
Tranche Ten | Gross carrying amount | Secured Non Convertible Debentures
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Face value per NCD	₨ 1,000,000
Numbers of NCDs outstanding	0	5,040
Net of transaction cost	₨ 0	₨ 5,040
Nominal interest rate %	14.85%
Earliest redemption date	May 31, 2021
Last date of repayment	Nov. 15, 2025
Terms of repayment	Quarterly
Tranche Eleven | Gross carrying amount
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Listing status	Non listed
Tranche Eleven | Gross carrying amount | Secured Non Convertible Debentures
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Face value per NCD	₨ 1,000,000
Numbers of NCDs outstanding	2,000	2,000
Net of transaction cost	₨ 2,000	₨ 2,000
Nominal interest rate %	12.50%
Earliest redemption date	Oct. 27, 2022
Last date of repayment	Oct. 27, 2022
Terms of repayment	Bullet
Tranche Twelve | Gross carrying amount
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Listing status	Listed
Tranche Twelve | Gross carrying amount | Secured Non Convertible Debentures
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Face value per NCD	₨ 1,000,000
Numbers of NCDs outstanding	0	5,060
Net of transaction cost	₨ 0	₨ 5,060
Nominal interest rate %	12.68%
Earliest redemption date	Feb. 26, 2021
Last date of repayment	Feb. 26, 2021
Terms of repayment	Bullet
Tranche Thirteen | Gross carrying amount
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Listing status	Non listed
Tranche Thirteen | Gross carrying amount | Secured Non Convertible Debentures
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Face value per NCD	₨ 1,000,000
Numbers of NCDs outstanding	2,000	2,000
Net of transaction cost	₨ 2,000	₨ 2,000
Nominal interest rate %	11.96%
Earliest redemption date	Sep. 28, 2022
Last date of repayment	Sep. 28, 2022
Terms of repayment	Bullet
Tranche Fourteen | Gross carrying amount
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Listing status	Non listed
Tranche Fourteen | Gross carrying amount | Secured Non Convertible Debentures
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Face value per NCD	₨ 1,000,000
Numbers of NCDs outstanding	0	2,000
Net of transaction cost	₨ 0	₨ 2,000
Nominal interest rate %	12.41%
Earliest redemption date	Oct. 31, 2022
Last date of repayment	Oct. 31, 2022
Terms of repayment	Bullet
Tranche Fifteen | Gross carrying amount
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Listing status	Non listed
Tranche Fifteen | Gross carrying amount | Secured Non Convertible Debentures
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Face value per NCD	₨ 1,000,000
Numbers of NCDs outstanding	0	1,210
Net of transaction cost	₨ 0	₨ 1,210
Nominal interest rate %	9.18%
Earliest redemption date	Nov. 30, 2022
Last date of repayment	Nov. 30, 2022
Terms of repayment	Bullet
Tranche Sixteen | Gross carrying amount
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Listing status	Non listed
Tranche Sixteen | Gross carrying amount | Secured Non Convertible Debentures
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Face value per NCD	₨ 1,000,000
Numbers of NCDs outstanding	3,210	3,210
Net of transaction cost	₨ 3,210	₨ 3,210
Nominal interest rate %	9.45%
Earliest redemption date	Jul. 30, 2025
Last date of repayment	Jul. 30, 2025
Terms of repayment	Bullet
Tranche Seventeen | Gross carrying amount
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Listing status	Non listed
Tranche Seventeen | Gross carrying amount | Secured Non Convertible Debentures
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Face value per NCD	₨ 1,000,000
Numbers of NCDs outstanding	3,738	0
Net of transaction cost	₨ 3,738	₨ 0
Nominal interest rate %	8.55%
Earliest redemption date	Aug. 31, 2022
Last date of repayment	Aug. 31, 2022
Terms of repayment	Bullet
Tranche Eighteen | Gross carrying amount
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Listing status	Non listed
Tranche Eighteen | Gross carrying amount | Secured Non Convertible Debentures
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Face value per NCD	₨ 1,000,000
Numbers of NCDs outstanding	9,000	0
Net of transaction cost	₨ 9,000	₨ 0
Nominal interest rate %	9.25%
Earliest redemption date	Mar. 30, 2022
Last date of repayment	Mar. 30, 2022
Terms of repayment	Bullet
Tranche Nineteen | Gross carrying amount
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Listing status	Non listed
Tranche Nineteen | Gross carrying amount | Secured Non Convertible Debentures
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Face value per NCD	₨ 1,000,000
Numbers of NCDs outstanding	5,159	0
Net of transaction cost	₨ 5,159	₨ 0
Nominal interest rate %	8.46%
Earliest redemption date	Apr. 28, 2024
Last date of repayment	Apr. 28, 2024
Terms of repayment	Bullet
Tranche Twenty | Gross carrying amount
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Listing status	Non listed
Tranche Twenty | Gross carrying amount | Secured Non Convertible Debentures
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Face value per NCD	₨ 1,000,000
Numbers of NCDs outstanding	1,747	0
Net of transaction cost	₨ 1,747	₨ 0
Nominal interest rate %	8.46%
Earliest redemption date	Apr. 28, 2024
Last date of repayment	Apr. 28, 2024
Terms of repayment	Bullet
Tranche Twenty One | Gross carrying amount
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Listing status	Non listed
Tranche Twenty One | Gross carrying amount | Secured Non Convertible Debentures
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Face value per NCD	₨ 1,000,000
Numbers of NCDs outstanding	1,674	0
Net of transaction cost	₨ 1,674	₨ 0
Nominal interest rate %	8.46%
Earliest redemption date	Apr. 28, 2024
Last date of repayment	Apr. 28, 2024
Terms of repayment	Bullet
Tranche Twenty Two | Gross carrying amount
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Listing status	Non listed
Tranche Twenty Two | Gross carrying amount | Secured Non Convertible Debentures
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Face value per NCD	₨ 1,000,000
Numbers of NCDs outstanding	440	0
Net of transaction cost	₨ 440	₨ 0
Nominal interest rate %	8.46%
Earliest redemption date	Apr. 28, 2024
Last date of repayment	Apr. 28, 2024
Terms of repayment	Bullet
Tranche Twenty Three | Gross carrying amount
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Listing status	Non listed
Tranche Twenty Three | Gross carrying amount | Secured Non Convertible Debentures
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Face value per NCD	₨ 1,000,000
Numbers of NCDs outstanding	5,948	0
Net of transaction cost	₨ 5,948	₨ 0
Nominal interest rate %	8.46%
Earliest redemption date	Apr. 28, 2024
Last date of repayment	Apr. 28, 2024
Terms of repayment	Bullet
Tranche Twenty Four | Gross carrying amount
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Listing status	Non listed
Tranche Twenty Four | Gross carrying amount | Secured Non Convertible Debentures
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Face value per NCD	₨ 1,000,000
Numbers of NCDs outstanding	2,972	0
Net of transaction cost	₨ 2,972	₨ 0
Nominal interest rate %	8.46%
Earliest redemption date	Apr. 28, 2024
Last date of repayment	Apr. 28, 2024
Terms of repayment	Bullet
Tranche Twenty Five | Gross carrying amount
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Listing status	Non listed
Tranche Twenty Five | Gross carrying amount | Secured Non Convertible Debentures
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Face value per NCD	₨ 1,000,000
Numbers of NCDs outstanding	1,197	0
Net of transaction cost	₨ 1,197	₨ 0
Nominal interest rate %	8.46%
Earliest redemption date	Apr. 28, 2024
Last date of repayment	Apr. 28, 2024
Terms of repayment	Bullet
Tranche Twenty Six | Gross carrying amount
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Listing status	Non listed
Tranche Twenty Six | Gross carrying amount | Secured Non Convertible Debentures
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Face value per NCD	₨ 1,000,000
Numbers of NCDs outstanding	1,189	0
Net of transaction cost	₨ 1,189	₨ 0
Nominal interest rate %	8.46%
Earliest redemption date	Apr. 28, 2024
Last date of repayment	Apr. 28, 2024
Terms of repayment	Bullet
Tranche Twenty Seven | Gross carrying amount
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Listing status	Non listed
Tranche Twenty Seven | Gross carrying amount | Secured Non Convertible Debentures
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Face value per NCD	₨ 1,000,000
Numbers of NCDs outstanding	1,188	0
Net of transaction cost	₨ 1,188	₨ 0
Nominal interest rate %	8.46%
Earliest redemption date	Apr. 28, 2024
Last date of repayment	Apr. 28, 2024
Terms of repayment	Bullet
Tranche Twenty Eight | Gross carrying amount
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Listing status	Non listed
Tranche Twenty Eight | Gross carrying amount | Secured Non Convertible Debentures
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Face value per NCD	₨ 1,000,000
Numbers of NCDs outstanding	1,199	0
Net of transaction cost	₨ 1,199	₨ 0
Nominal interest rate %	8.46%
Earliest redemption date	Apr. 28, 2024
Last date of repayment	Apr. 28, 2024
Terms of repayment	Bullet
Tranche Twenty Nine | Gross carrying amount
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Listing status	Non listed
Tranche Twenty Nine | Gross carrying amount | Secured Non Convertible Debentures
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Face value per NCD	₨ 1,000,000
Numbers of NCDs outstanding	1,196	0
Net of transaction cost	₨ 1,196	₨ 0
Nominal interest rate %	8.46%
Earliest redemption date	Apr. 28, 2024
Last date of repayment	Apr. 28, 2024
Terms of repayment	Bullet
Tranche Thirty | Gross carrying amount
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Listing status	Non listed
Tranche Thirty | Gross carrying amount | Secured Non Convertible Debentures
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Face value per NCD	₨ 1,000,000
Numbers of NCDs outstanding	1,548	0
Net of transaction cost	₨ 1,548	₨ 0
Nominal interest rate %	6.03%
Earliest redemption date	Aug. 22, 2026
Last date of repayment	Aug. 22, 2026
Terms of repayment	Bullet
Tranche Thirty One | Gross carrying amount
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Listing status	Non listed
Tranche Thirty One | Gross carrying amount | Secured Non Convertible Debentures
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Face value per NCD	₨ 1,000,000
Numbers of NCDs outstanding	6,765	0
Net of transaction cost	₨ 6,765	₨ 0
Nominal interest rate %	6.03%
Earliest redemption date	Aug. 22, 2026
Last date of repayment	Aug. 22, 2026
Terms of repayment	Bullet
Tranche Thirty Two | Gross carrying amount
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Listing status	Non listed
Tranche Thirty Two | Gross carrying amount | Secured Non Convertible Debentures
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Face value per NCD	₨ 1,000,000
Numbers of NCDs outstanding	3,835	0
Net of transaction cost	₨ 3,835	₨ 0
Nominal interest rate %	6.03%
Earliest redemption date	Aug. 22, 2026
Last date of repayment	Aug. 22, 2026
Terms of repayment	Bullet
Tranche Thirty Three | Gross carrying amount
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Listing status	Non listed
Tranche Thirty Three | Gross carrying amount | Secured Non Convertible Debentures
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Face value per NCD	₨ 1,000,000
Numbers of NCDs outstanding	11,721	0
Net of transaction cost	₨ 11,721	₨ 0
Nominal interest rate %	6.03%
Earliest redemption date	Aug. 22, 2026
Last date of repayment	Aug. 22, 2026
Terms of repayment	Bullet
Tranche Thirty Four | Gross carrying amount
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Listing status	Non listed
Tranche Thirty Four | Gross carrying amount | Secured Non Convertible Debentures
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Face value per NCD	₨ 1,000,000
Numbers of NCDs outstanding	1,736	0
Net of transaction cost	₨ 1,736	₨ 0
Nominal interest rate %	6.03%
Earliest redemption date	Aug. 22, 2026
Last date of repayment	Aug. 22, 2026
Terms of repayment	Bullet
Tranche Thirty Five | Gross carrying amount
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Listing status	Non listed
Tranche Thirty Five | Gross carrying amount | Secured Non Convertible Debentures
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Face value per NCD	₨ 1,000,000
Numbers of NCDs outstanding	3,663	0
Net of transaction cost	₨ 3,663	₨ 0
Nominal interest rate %	6.03%
Earliest redemption date	Aug. 22, 2026
Last date of repayment	Aug. 22, 2026
Terms of repayment	Bullet
Tranche Thirty Six | Gross carrying amount
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Listing status	Non listed
Tranche Thirty Six | Gross carrying amount | Secured Non Convertible Debentures
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Face value per NCD	₨ 1,000,000
Numbers of NCDs outstanding	4,432	0
Net of transaction cost	₨ 4,432	₨ 0
Nominal interest rate %	6.03%
Earliest redemption date	Aug. 22, 2026
Last date of repayment	Aug. 22, 2026
Terms of repayment	Bullet